Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Property, plant and equipment
Capital commitments
Capital commitments	£ 4,523,000	£ 3,794,000	£ 1,970,000
Other intangible assets
Capital commitments
Capital commitments	£ 280,000	£ 0	£ 0